Warrant Liability (Details)	2 Months Ended	6 Months Ended
	Dec. 31, 2020 item $ / shares shares	Jun. 30, 2021 USD ($) item $ / shares shares
Class of Warrant or Right [Line Items]
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Fair value of warrants outstanding | $		$ 19,491,000
Threshold period for not to transfer assign or sell any shares or warrants after completion of initial business combination	30 days	30 days
Percentage of consideration receivable by the holders in business combination		70.00%
Class B Common Stock
Class of Warrant or Right [Line Items]
Shares subject to forfeiture | shares	1,031,250
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	15 days	15 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		5,983,333
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	12 months	12 months
Public Warrants expiration term	5 years	5 years
Warrants outstanding | shares		10,541,667
Trading period after business combination used to measure dilution of warrant | item	20	20
Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Share price	$ 9.20	$ 9.20
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	18.00	18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants | item	20	20
Threshold consecutive trading days for redemption of public warrants | item	30	30
Threshold number of business days before sending notice of redemption to warrant holders | item	3
Redemption period	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%